Intangible assets and goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Intangible Assets And Goodwill
Reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development	Total
Gross block
At March 31, 2019	2,051,797	59,209	222,169	140,336	22,171	271,329	1,015,099	85,856	3,867,966
Additions	225,118	-	-	-	-	-	-	194,616	419,734
Disposals/adjustment	-	-	-	-	-	-	-	(228,552)	(228,552)
At March 31, 2020	2,276,915	59,209	222,169	140,336	22,171	271,329	1,015,099	51,920	4,059,148
Additions	111,707	-	-	-	-	-	-	86,590	198,297
Disposals/adjustment	(21,692)	-	-	-	-	-	-	(121,432)	(143,124)
At March 31, 2021	2,366,930	59,209	222,169	140,336	22,171	271,329	1,015,099	17,078	4,114,321

Amortization and Impairment
At March 31, 2019	1,287,544	55,757	166,604	15,200	10,935	95,444	-	-	1,631,484
Charge for the year	454,865	1,679	17,097	10,392	5,021	13,938	-	-	502,992
Disposals	-	-	-	-	-	-	-	-	-
Impairment	-	-	-	-	-	-	221,999	-	221,999
Effects of movements in foreign exchange rates	(20)	-	-	-	-	-	-	-	(20)
At March 31, 2020	1,742,389	57,436	183,701	25,592	15,956	109,382	221,999	-	2,356,455
Charge for the year*	372,450	1,287	17,097	69,849	5,021	13,937	-		479,641
Disposals	(24,456)	(275)	-	-	-	-	-	-	(24,731)
Impairment of intangible assets**	-	-	-	-	-	148,010	-	-	148,010
Impairment of goodwill	-	-	-	-	-	-	264,909	-	264,909
At March 31, 2021	2,090,383	58,448	200,798	95,441	20,977	271,329	486,908	-	3,224,284

Net block
At March 31, 2020	534,526	1,773	38,468	114,744	6,215	161,947	793,100	51,920	1,702,693
At March 31, 2021	276,547	761	21,371	44,895	1,194	-	528,191	17,078	890,037

The Group has taken bank guarantee facility against which Computer software and Websites & intellectual property rights of a subsidiary of the Group amounting to INR 276,203. (March 31, 2020: INR 539,073) are pledged.

*	During the year ended March 31, 2021, the Company has re-assessed the useful life of the acquired intangible assets i.e., Customer relationship which resulted in increase in charge for the year by INR 59,457.

**	During the year ended March 31, 2021, the Company’s operations through its Trademarks in Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited CGU, has curtailed significantly. The Company tested the Trademarks of the CGU for recoverability and recognised an impairment loss of INR 148,010.

Schedule of carrying amount of goodwill

	March 31,
	2020	2021
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited*	327,997	219,163
Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited) (refer to Note 43)**	307,520	205,358
Travel.Co.In Limited (TCIL)(refer to Note 43)***	53,913	-
Total	793,100	528,191

*	The recoverable amount of the CGU as at March 31, 2021, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five -year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 19.40% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the hotel industry. Basis this, it was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis, management has recognised an impairment charge of INR 108,834 (March 31, 2020: 221,999) in the current year against goodwill with a carrying amount of 327,997 as at March 31, 2020. The impairment charge is recorded in the statement of profit or loss.
**	The recoverable amount of the CGU as at March 31, 2021, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 17.41% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the air and hotel industry. Basis this, it was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis, management has recognised an impairment charge of INR 102,162 in the current year against goodwill with a carrying amount of 307,520 as at March 31, 2020. The impairment charge is recorded in the statement of profit or loss.
***	The recoverable amount of the CGU as at March 31, 2021, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 19% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the air and hotel industry. Basis this, it was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis, management has recognised an impairment charge of INR 53,913 in the current year against goodwill with a carrying amount of 53,913 as at March 31, 2020. The impairment charge is recorded in the statement of profit or loss.

The recoverable amount of all CGUs was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on next year’s financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

Summary of key assumptions used in calculations of value in use for CGUs	The key assumptions used in value in use calculations:
	March 31,
	2020	2021
Discount rate	20.14% - 20.29%	17.41% - 19.40%
Terminal Value growth rate	4.5%	5%
EBITDA margin	(66.3)% - 35%	(21.9)% - 27.5%